Document and Entity Information	Apr. 30, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	WELLS FARGO & COMPANY/MN
Entity Address, State or Province	CA
Amendment Flag	false
Entity Central Index Key	0000072971
Document Type	8-K
Document Period End Date	Apr. 30, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	001-2979
Entity Tax Identification Number	41-0449260
Entity Address, Address Line One	420 Montgomery Street
Entity Address, City or Town	San Francisco
Entity Address, Postal Zip Code	94104
City Area Code	866
Local Phone Number	249-3302
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $1-2/3
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $1-2/3
Trading Symbol	WFC
Security Exchange Name	NYSE
7.5% Non-Cumulative Perpetual Convertible Class A Preferred Stock, Series L
Document And Entity Information [Line Items]
Title of 12(b) Security	7.5% Non-Cumulative Perpetual Convertible Class A Preferred Stock, Series L
Trading Symbol	WFC.PRL
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series N
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series N
Trading Symbol	WFC.PRN
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series O
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series O
Trading Symbol	WFC.PRO
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series P
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series P
Trading Symbol	WFC.PRP
Security Exchange Name	NYSE
Dep Shr, 1/1000th int. per shr of 5.85% Fix-to-Float Non-Cum. Perpetual Class A Pref. Stock, Ser. Q
Document And Entity Information [Line Items]
Title of 12(b) Security	Dep Shr, 1/1000th int. per shr of 5.85% Fix-to-Float Non-Cum. Perpetual Class A Pref. Stock, Ser. Q
Trading Symbol	WFC.PRQ
Security Exchange Name	NYSE
Dep Shr, 1/1000th int. per shr of 6.625% Fix-to-Float Non-Cum. Perpetual Class A Pref. Stock, Ser. R
Document And Entity Information [Line Items]
Title of 12(b) Security	Dep Shr, 1/1000th int. per shr of 6.625% Fix-to-Float Non-Cum. Perpetual Class A Pref. Stock, Ser. R
Trading Symbol	WFC.PRR
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series T
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series T
Trading Symbol	WFC.PRT
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series V
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series V
Trading Symbol	WFC.PRV
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series W
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series W
Trading Symbol	WFC.PRW
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series X
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series X
Trading Symbol	WFC.PRX
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Y
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Y
Trading Symbol	WFC.PRY
Security Exchange Name	NYSE
Non-Cumulative Perpetual Class A Preferred Stock, Series Z [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Z
Trading Symbol	WFC.PRZ
Security Exchange Name	NYSE
Guarantee of 5.80% Fixed-to-Floating Rate Normal Wachovia Income Trust Securities of Wachovia Capital Trust III
Document And Entity Information [Line Items]
Title of 12(b) Security	Guarantee of 5.80% Fixed-to-Floating Rate Normal Wachovia Income Trust Securities of Wachovia Capital Trust III
Trading Symbol	WFC/TP
Security Exchange Name	NYSE
Guarantee of Medium-Term Notes, Series A, due October 30, 2028 of Wells Fargo Finance LLC
Document And Entity Information [Line Items]
Title of 12(b) Security	Guarantee of Medium-Term Notes, Series A, due October 30, 2028 of Wells Fargo Finance LLC
Trading Symbol	WFC/28A
Security Exchange Name	NYSE